UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

The Advisors' Inner Circle Fund II

Reaves Infrastructure Fund

Institutional Class Shares - RSRFX

Annual Shareholder Report - July 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$126	1.20%

How did the Fund perform in the last year?

The lessening of macroeconomic headwinds during the past year combined with continued growth in earnings and dividends for most of the companies in the portfolio led to positive performance for the Fund over the past year. The underperformance relative to the benchmark was primarily due to the Fund’s allocations in the real estate and industrials sectors which generated lower returns than the benchmark index.

The Fund’s largest sector allocation continued to be with utility stocks. The long-term fundamentals for the sector remain attractive and we believe growth rates for many utility companies will be trending higher in coming years. Performance in the communications sector was led by wireless service provider T-Mobile US and Frontier Communications, which is transitioning to a fiber company. Not owning AT&T and Verizon this past year hurt performance relative to the benchmark index.

In other sectors, DT Midstream performed well. We believe demand for natural gas is likely to remain stronger for longer driven by near-shoring/industrialization and LNG growth over the next few years. Holdings in the real estate sector were slightly negative during the past year. The Fund continues to maintain core positions in data center provider Equinix and wireless tower company SBA Communications.

We believe the outlook for the utility sector is attractive especially after underperforming the S&P 500 in four of the last five years. Fundamentals have remained strong throughout this period and relative valuations are still below the average of the past two decades. Increased recognition of the sector’s many positive attributes, its potential to benefit from the deployment of AI chips in data centers, and an improving macroeconomic environment may lead to higher relative valuations. We continue to prefer businesses with strategic advantages that translate into above average growth prospects. We are particularly excited about the long-term prospects for free cash flow growth in the rail and midstream businesses and hydrogen opportunities in our industrial gas investments.

Total Return Based on $10,000 Investment

	Reaves Infrastructure Fund, Institutional Class Shares - $16700	S&P 500 Index (Gross) (USD)* - $34403	MSCI USA Infrastructure (TR) (USD) - $19458
Jul/14	$10000	$10000	$10000
Jul/15	$9695	$11121	$10386
Jul/16	$11453	$11745	$12062
Jul/17	$12313	$13629	$12215
Jul/18	$12835	$15843	$12436
Jul/19	$14473	$17108	$14077
Jul/20	$14744	$19153	$14174
Jul/21	$17073	$26134	$16118
Jul/22	$16047	$24921	$17340
Jul/23	$15169	$28165	$16195
Jul/24	$16700	$34403	$19458

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-342-7058 or visit https://reavesam.com/our_services/reaves-infrastructure-fund/ for current month-end performance.

Footnote Reference*As of July 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Reaves Infrastructure Fund, Institutional Class Shares	10.09%	2.90%	5.26%
S&P 500 Index (Gross) (USD)*	22.15%	15.00%	13.15%
MSCI USA Infrastructure (TR) (USD)	20.15%	6.69%	6.88%

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,841,095	26	$0	45%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
Independent Power and Renewable Electricity Producers	2.5%
Gas Utilities	4.1%
Materials	4.9%
Energy	5.1%
Real Estate	8.0%
Industrials	15.1%
Communication Services	15.6%
Multi-Utilities	19.5%
Electric Utilities	25.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Constellation Energy	7.5%
DT Midstream	5.1%
Linde	4.9%
NiSource	4.9%
T-Mobile US	4.8%
Union Pacific	4.6%
Southern	4.4%
Public Service Enterprise Group	4.2%
Cogent Communications Holdings	4.1%
Atmos Energy	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

The Fund’s voluntary expense cap, which was 0.99% of the average daily net assets of the Fund’s Institutional Class Shares for a period of two years, changed to 1.30% on November 28, 2023. There were no other material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  1-866-342-7058

  https://reavesam.com/our_services/reaves-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Reaves Infrastructure Fund / Institutional Class Shares - RSRFX

Annual Shareholder Report - July 31, 2024

WHR-AR-TSR-2024-1

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to The Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2024			FYE July 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$25,740	None	None	$24,990	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE July 31, 2024	FYE July 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund II

Reaves Infrastructure Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2024

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

TABLE OF CONTENTS
Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	17
Notice to Shareholders	18

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the Fund’s website at https://reavesam.com/our_services/reaves-infrastructure-fund/.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Fund’s website at https://reavesam.com/our_services/reaves-infrastructure-fund/.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 100.0%
	Shares	Value
COMMUNICATION SERVICES — 15.6%
Cogent Communications Holdings	16,839	$1,188,665
Comcast, Cl A	23,876	985,363
Frontier Communications Parent *	32,450	950,785
T-Mobile US	7,573	1,380,406
		4,505,219

ELECTRIC UTILITIES — 25.2%
Constellation Energy	11,350	2,154,230
IDACORP	10,524	1,028,721
NextEra Energy	12,566	959,916
PG&E	53,111	969,276
PNM Resources	21,500	893,970
Southern	15,200	1,269,504
		7,275,617

ENERGY — 5.1%
DT Midstream	19,621	1,478,639

GAS UTILITIES — 4.1%
Atmos Energy	9,293	1,188,389

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.5%
Talen Energy *	5,750	716,738

INDUSTRIALS — 15.1%
Canadian Pacific Kansas City	14,124	1,183,874
Old Dominion Freight Line	4,280	899,570
Quanta Services	3,490	926,176
Union Pacific	5,392	1,330,368
		4,339,988

MATERIALS — 4.9%
Linde	3,127	1,418,095

MULTI-UTILITIES — 19.5%
CenterPoint Energy	33,249	922,660
CMS Energy	15,323	992,930
NiSource	45,366	1,417,687
Public Service Enterprise Group	15,101	1,204,607
Sempra	13,442	1,076,167
		5,614,051

REAL ESTATE — 8.0%
Equinix †	1,500	1,185,360

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
SBA Communications, Cl A †	5,082	$1,115,702
		2,301,062

TOTAL COMMON STOCK
(Cost $21,654,685)		28,837,798

SHORT-TERM INVESTMENT (A) — 0.2%

SEI Daily Income Trust Treasury II Fund, Cl F, 5.260%
(Cost $60,817)	60,817	60,817

TOTAL INVESTMENTS— 100.2%
(Cost $21,715,502)		$28,898,615

Percentages are based on Net Assets of $28,841,095.
*	Non-income producing security.
†	Real Estate Investment Trust
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

Cl — Class

As of July 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

Statement of Assets and Liabilities

Assets:
Investments at Value (Cost $21,715,502)	$28,898,615
Dividends Receivable	20,487
Prepaid Expenses	10,951
Total Assets	28,930,053
Liabilities:
Professional Fees Payable	30,982
Transfer Agent Fees Payable	11,769
Printing Fees Payable	10,509
Payable due to Trustees	8,960
Payable due to Administrator	8,046
Payable due to Adviser	3,368
Chief Compliance Officer Fees Payable	2,820
Other Accrued Expenses	12,504
Total Liabilities	88,958
Commitments and Contingencies†
Net Assets	$28,841,095
Net Assets Consist of:
Paid-in Capital	$22,192,123
Total Distributable Earnings	6,648,972
Net Assets	$28,841,095
Net Asset Value, Offering and Redemption Price Per Share
(unlimited authorization – no par value)
Institutional Class Shares ($28,841,095 ÷ 3,117,758)	$9.25

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND
FOR THE YEAR ENDED

JULY 31, 2024

Statement of Operations

Investment Income:
Dividend Income	$630,306
Interest Income	7,546
Less: Foreign Taxes Withheld	(8,562)
Total Investment Income	629,290

Expenses:
Investment Advisory Fees	208,098
Administration Fees	95,065
Professional Fees	77,430
Transfer Agent Fees	75,857
Trustees' Fees (Form N-CSR Item 10)	34,376
Registration Fees	25,274
Printing Fees	21,489
Chief Compliance Officer Fees	9,936
Custodian Fees	4,834
Insurance and Other Expenses	24,769
Total Expenses	577,128
Less:
Waiver of Investment Advisory Fees	(208,098)
Waiver - Reimbursement from Adviser	(35,606)
Fees Paid Indirectly(1)	(389)
Net Expenses	333,035
Net Investment Income	296,255
Net Realized Loss on Investments	(539,488)
Net Change in Unrealized Appreciation on Investments	2,841,733
Net Realized and Unrealized Gain on Investments	2,302,245
Net Increase in Net Assets Resulting from Operations	$2,598,500

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

Statements of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations:
Net Investment Income	$296,255	$410,242
Net Realized Gain (Loss)	(539,488)	2,776,227
Net Change in Unrealized Appreciation (Depreciation)	2,841,733	(6,566,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,598,500	(3,379,782)

Distributions:	(882,399)	(3,744,391)
Capital Share Transactions:
Issued	145,883	1,133,783
Reinvestment of Distributions	806,807	3,473,363
Redeemed	(3,396,578)	(17,946,143)
Net Decrease in Net Assets from Capital Share Transactions	(2,443,888)	(13,338,997)
Total Decrease in Net Assets	(727,787)	(20,463,170)
Net Assets:
Beginning of Year	29,568,882	50,032,052
End of Year	$28,841,095	$29,568,882
Share Transactions:
Issued	17,239	118,534
Reinvestment of Distributions	95,459	398,992
Redeemed	(403,519)	(1,965,964)
Net Decrease in Shares Outstanding From Share Transactions:	(290,821)	(1,448,438)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year

	Institutional Class Shares
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year	$8.67	$10.30	$11.56	$10.02	$10.58
Income from Operations:
Net Investment Income(1)	0.09	0.11	0.03	0.03	0.07
Net Realized and Unrealized Gain (Loss)	0.75	(0.68)	(0.68)	1.55	0.14
Total from Investment Operations	0.84	(0.57)	(0.65)	1.58	0.21
Dividends and Distributions:
Net Investment Income	(0.12)	(0.06)	(0.05)	(0.04)	(0.13)
Capital Gains	(0.14)	(1.00)	(0.56)	—	(0.64)
Total Dividends and Distributions	(0.26)	(1.06)	(0.61)	(0.04)	(0.77)
Net Asset Value, End of Year	$9.25	$8.67	$10.30	$11.56	$10.02
Total Return †	10.09%	(5.47)%	(6.01)%	15.80%	1.87%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$28,841	$29,569	$50,032	$57,708	$52,296
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.20%	0.99%	1.10%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	2.08%	1.84%	1.42%	1.38%	1.46%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.20%	0.26%	0.25%	0.68%
Portfolio Turnover Rate	45%	54%	46%	42%	36%

(1)	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 12 funds. The financial statements herein are those of the Reaves Infrastructure Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The Fund is diversified and its investment objective is to seek total return from income and capital growth. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

JULY 31, 2024

risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2024, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history

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and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/ or relative net assets.

Dividends and Distributions to Shareholders — The Fund seeks to declare quarterly dividends at fixed rates approved by the Board. To the extent that the amount of the Fund’s net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund’s net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year).

THE ADVISORS’ INNER CIRCLE FUND II

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3.	Transactions with Affiliates:

Certain officers and trustees of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust, as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an administration agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimums), which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2024, the Fund was charged $95,065 for these services.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2024, the Fund earned credits of $389, which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Reaves Asset Management (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 1.30% of the Institutional Class Share average daily net assets. Prior to November 28, 2023, the Fund’s voluntary

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expense cap was 0.99% of the average daily net assets of the Fund’s Institutional Class Shares for a period of two years. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of July 31, 2024, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $175,324 expiring in 2025, $291,732 expiring in 2026, and $243,704 expiring in 2027. During the year ended July 31, 2024, the Fund did not recoup any previously waived fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2024 were $12,381,616, and $15,302,717, respectively. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and reclass of distribution.

There are no permanent differences that are credited or charged to distributable earnings and paid-in capital as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

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The tax character of dividends and distributions declared during the fiscal years ended July 31, 2024 and 2023 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$403,387	$479,012	$882,399
2023	236,673	3,507,718	3,744,391

As of July 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$70,164
Capital Loss Carryforwards	(540,410)
Net Unrealized Appreciation	7,119,216
Other Temporary Differences	2
Total Distributable Earnings	$6,648,972

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. As of July 31, 2024, Short-Term Losses carried forward are $540,410.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2024 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$21,779,399	$7,139,208	$(19,992)	$7,119,216

8.	Concentration of Risks:

The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies involved to a significant extent in the Utilities and/or Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities and/or the Energy Industry, as applicable, if at least 50% of its assets, gross income or profits are committed to or derived from Utilities or Energy. While the Fund primarily invests in equity securities of large and mid capitalization companies, it may also invest in securities of small capitalization companies.

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund

THE ADVISORS’ INNER CIRCLE FUND II

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share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Infrastructure Company Risk – Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

Industry Focus Risk – To the extent that the Fund’s investments are focused in issuers conducting business in the Utilities Industry and/or the Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities

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Industry and/or the Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Focused Portfolio Risk – Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that the Adviser believes hold the most total return potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Small and Medium Capitalization Company Risk – The small- and medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Security Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there

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is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

9.	Concentration of Shareholder:

At July 31, 2024, 23% of Institutional Class Shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of individual shareholders and omnibus accounts that were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2024.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and

Shareholders of Reaves Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Reaves Infrastructure Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedule of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Reaves Asset Management investment companies since 2005.

San Antonio, Texas

September 25, 2024

THE ADVISORS’ INNER CIRCLE FUND II

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JULY 31, 2024 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders who do not have a July 31, 2024 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2024 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Qualifying Business Income (3)	Interest Related Dividend (4)	Short-Term Capital Gains Dividends (5)
0.00%	54.29%	45.71%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

NOTES

NOTES

NOTES

Reaves Infrastructure Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-342-7058

Investment Adviser:

Reaves Asset Management

10 Exchange Place

18th Floor

Jersey City, NJ 07302

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

111 West Houston Street, Suite 1901

San Antonio, TX 78205

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

WHR-AR-001-2000

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: October 4, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: October 4, 2024